SCHEDULE OF SIGNIFICANT EXPENSE CATEGORIES REGULARLY REVIEWED BY THE CODM (Details) - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Segment Reporting [Abstract]
Payroll and payroll related	$ 132	[1]	$ 37	[1]	$ 77	[2]	$ 62	[2]
Subcontractors and consultants	228	[1]	261	[1]	444	[2]	737	[2]
Professional services	130	[1]	120	[1]	583	[2]	142	[2]
Other	265		151		224		167
Share-based compensation	150		5		10		39
Loss (income) from change in fair value of convertible securities	326		379		443		(219)
Interest expense			18		29		49
Other expense, net	51		5		2		28
Deferred issuance costs	(88)		(91)		(260)
Net loss (income) from discontinued operations	58		(14)		(20)		46
Net loss	(1,252)		(871)		(1,532)		(1,051)
Net loss	$ 1,252		$ 871		$ 1,532		$ 1,051

[1]	Excluding share-based compensation expenses and including costs capitalized as deferred issuance costs.
[2]	Excluding share-based compensation expenses and including costs capitalized as deferred issuance costs.